Amounts in Noah Investment and its Subsidiaries and the Consolidated Fund Included in Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents (including cash and cash equivalents of the consolidated fund of RMB 11,641 as of December 31, 2017)		¥ 1,906,753		¥ 2,982,510	¥ 2,132,924	$ 293,063
Restricted cash		0		1,000	1,000
Accounts receivable, net of allowance for doubtful accounts		175,518		204,132		26,977
Amounts due from related parties		515,454		438,840		79,224
Other current assets		255,680		88,776		39,297
Long-term investments (including long-term investment of the consolidated fund of RMB 49,029 as of December 31, 2017)		988,266		346,920		151,894
Property and equipment, net		303,349		243,490		46,624
Other non-current assets		125,871		38,647		19,349
Total Assets		6,494,854		5,956,489		998,247
Accrued payroll and welfare expenses		622,494		555,228		95,676
Deferred revenue		201,254		93,252		30,932
Other current liabilities		489,389		334,694		75,218
Total Liabilities		1,987,108		2,234,553		305,413
Revenue:
Third-party revenues		1,346,400	$ 206,938	1,423,179	1,114,711
Related party revenues		1,499,606	230,485	1,138,457	1,117,985
Total revenues		2,846,006	437,423	2,561,636	2,232,696
Less: business taxes and related surcharges		(19,098)	(2,935)	(48,064)	(112,769)
Net revenues		2,826,908	434,488	2,513,572	2,119,927
Other income (including other income of the consolidated fund of RMB 3,667 for year ended December 31, 2017)		91,777	14,105	66,256	76,060
Net income		762,923	117,261	643,829	535,825
Cash flows provided by (used in) operating activities		628,383	96,581	686,247	675,133
Cash flows (used in) provided by investing activities		(833,857)	(128,161)	(883,793)	(759,462)
Cash flows provided by financing activities		(791,789)	(121,694)	994,635	462,771
One Time Commissions
Revenue:
Third-party revenues		541,024	83,154	810,645	391,189
Related party revenues		561,060	86,233	321,442	428,687
Recurring Service Fees
Revenue:
Third-party revenues		547,123	84,091	475,000	401,292
Related party revenues		860,730	132,292	775,726	634,913
Performance Based Income
Revenue:
Third-party revenues		86,494	13,294	19,740	193,940
Related party revenues		54,502	8,377	39,501	53,825
Other Service
Revenue:
Third-party revenues		171,759	26,399	117,794	128,290
Related party revenues		23,314	3,583	1,788	560
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents (including cash and cash equivalents of the consolidated fund of RMB 11,641 as of December 31, 2017)		394,672		312,278		60,660
Restricted cash				1,000
Accounts receivable, net of allowance for doubtful accounts		2,795		14,828		430
Amounts due from related parties		155,570		209,034		23,911
Deferred tax assets		6,136		11,158		943
Other current assets		88,740		33,453		13,639
Long-term investments (including long-term investment of the consolidated fund of RMB 49,029 as of December 31, 2017)		192,920		81,168		29,651
Investment in affiliates		920,848		488,263		141,532
Property and equipment, net		25,458		28,804		3,913
Other non-current assets		12,641		13,776		1,943
Total Assets		1,799,780		1,193,762		276,622
Accrued payroll and welfare expenses		83,553		72,212		12,842
Income tax payable		(2,507)		(5,037)		(385)
Amount due to related parties				12,000
Amounts due to the Group's subsidiaries (including amount due to Group's subsidiaries of the consolidated fund of RMB 19,519 as of December 31, 2017)		498,557		125,714		76,627
Deferred revenue		33,301		29,834		5,118
Other current liabilities		40,942		31,079		6,293
Total Liabilities		653,846		265,802		$ 100,495
Revenue:
Third-party revenues		78,239	12,025	105,659	502,202
Related party revenues		368,870	56,695	339,618	527,748
Total revenues		447,109	68,720	445,277	1,029,950
Less: business taxes and related surcharges		(2,792)	(429)	(10,206)	(57,714)
Net revenues		444,317	68,291	435,071	972,236
Operating cost and expense (including operating cost and expenses of the consolidated fund of RMB -863 for year ended December 31, 2017)		(361,765)	(55,602)	(452,182)	(624,541)
Other income (including other income of the consolidated fund of RMB 3,667 for year ended December 31, 2017)		43,281	6,652	67,038	39,115
Net income		149,703	23,009	24,381	327,598
Cash flows provided by (used in) operating activities	[1]	426,663	65,562	(316,765)	402,492
Cash flows (used in) provided by investing activities		(372,590)	(57,251)	28,995	(293,697)
Cash flows provided by financing activities		15,680	2,410	14,856	3,282
Variable Interest Entity, Primary Beneficiary | One Time Commissions
Revenue:
Third-party revenues		16,521	2,539	1,184	145,325
Related party revenues		1,012	156	2,887	122,950
Variable Interest Entity, Primary Beneficiary | Recurring Service Fees
Revenue:
Third-party revenues		24,275	3,731	56,998	181,289
Related party revenues		306,883	47,167	278,460	348,870
Variable Interest Entity, Primary Beneficiary | Performance Based Income
Revenue:
Third-party revenues		2,389	367	8,596	165,972
Related party revenues		37,240	5,724	38,414	53,825
Variable Interest Entity, Primary Beneficiary | Other Service
Revenue:
Third-party revenues		35,054	5,388	38,881	9,616
Related party revenues		23,735	3,648	19,857	2,103
Variable Interest Entity, Primary Beneficiary | Noah Holdings Limited
Revenue:
Net income		¥ 147,483	$ 22,668	¥ 22,122	¥ 326,209

[1]	Cash flows provided by operating activities in 2015, 2016 and 2017 include amounts due to the Group's subsidiaries of RMB161,666, RMB125,714 and RMB 479,138 (US$74).